Other Receivable and Prepaid Expenses	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLE AND PREPAID EXPENSES

NOTE 3 - PREPAID EXPENSES

Prepaid expenses consisted of the following (rounded to nearest $00):

	September 30, 2018	June 30, 2018
Rent	$9,700	$9,200
Research and development	4,900	20,800
Insurance	251,100	345,700
Taxes	6,000	-
Legal	24,600	10,000
Other	20,500	41,200
Total	$316,800	$426,900

NOTE 3 - OTHER RECEIVABLE AND PREPAID EXPENSES

New York City allows investors and owners of emerging technology companies focused on biotechnology to claim a tax credit against the General Corporation Tax and Unincorporated Business Tax for amounts paid or incurred for certain facilities, operations, and employee training in New York City. The Company had other receivable of biotechnology tax credit from New York City of approximately $0 and $232,000 at June 20, 2018 and June 30, 2017 respectively.

Prepaid expenses consisted of the following (rounded to nearest $00):

	June 30, 2018	June 30, 2017
Rent	$9,200	$3,300
Research and development	20,800	9,600
Insurance	345,700	344,000
Legal	10,000	64,800
Other	41,200	50,800
Total	$426,900	$472,500